Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Government grant advances	$ 968	$ 3,317	$ 693
Research project financing	1,237	1,057	1,288
Government loans	1,954	1,832	1,886
Total current portion	4,159	6,206	3,867
Non-current
Government grant advances	872	2,048	642
Research project financing	1,567	2,248	4,625
Government loans	1,424	3,084	4,611
Accrued interest	2,372	1,974	1,325
Total non-current portion	$ 6,235	$ 9,354	$ 11,203